Debt - GECAS Acquisition Notes (Details) - GE Capital Aviation Services - Unsecured - USD ($) $ in Billions	Nov. 01, 2021	Oct. 29, 2021
GECAS acquisition senior notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 21.0
GECAS acquisition, additional senior notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 1.0
Debt instrument, interest rate (in percentage)	1.90%